UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 3/31/2014

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.7%

Consumer Discretionary – 9.9%
Automobiles - 3.2%
Thor Industries	105,000	$6,411,300

Household Durables - 1.3%
Garmin	50,000	2,763,000

Specialty Retail - 5.4%
Buckle (The)	100,000	4,580,000
GameStop Corporation Cl. A	100,000	4,110,000
Signet Jewelers	20,000	2,117,200

		10,807,200

Total		19,981,500

Consumer Staples – 6.3%
Food Products - 4.2%
Cal-Maine Foods	45,000	2,825,100
Industrias Bachoco ADR	85,000	3,710,250
Sanderson Farms	25,000	1,962,250

		8,497,600

Personal Products - 2.1%
Nu Skin Enterprises Cl. A	50,000	4,142,500

Total		12,640,100

Energy – 15.0%
Energy Equipment & Services - 12.1%
Helmerich & Payne	75,000	8,067,000
Pason Systems	180,000	4,552,510
TGS-NOPEC Geophysical	140,000	4,589,046
Trican Well Service	300,000	3,796,472
Unit Corporation [1]	50,000	3,269,000

		24,274,028

Oil, Gas & Consumable Fuels - 2.9%
Exxon Mobil	60,000	5,860,800

Total		30,134,828

Financials – 16.8%
Capital Markets - 10.7%
Ashmore Group	650,000	3,607,880
Federated Investors Cl. B	100,000	3,054,000
Franklin Resources	130,000	7,043,400
Sprott	1,750,000	5,714,609
Value Partners Group	3,300,000	1,986,849

		21,406,738

Diversified Financial Services - 3.7%
Berkshire Hathaway Cl. B [1]	60,000	7,498,200

Real Estate Management & Development - 2.4%
Kennedy-Wilson Holdings	210,000	4,727,100

Total		33,632,038

Health Care – 5.4%
Biotechnology - 4.3%
Myriad Genetics [1,2]	250,000	8,547,500

Pharmaceuticals - 1.1%
Medicines Company (The) [1]	80,000	2,273,600

Total		10,821,100

Industrials – 7.6%
Construction & Engineering - 1.9%
Jacobs Engineering Group [1]	60,000	3,810,000

Machinery - 3.1%
Lincoln Electric Holdings	25,000	1,800,250
Semperit AG Holding	80,000	4,303,301

		6,103,551

Marine - 1.0%
Clarkson	50,000	2,044,204

Road & Rail - 1.6%
Patriot Transportation Holding [1]	90,000	3,244,500

Total		15,202,255

Information Technology – 17.8%
Semiconductors & Semiconductor Equipment - 4.3%
Cirrus Logic [1]	250,000	4,967,500
MKS Instruments	120,000	3,586,800

		8,554,300

Software - 3.3%
Microsoft Corporation	160,000	6,558,400

Technology Hardware, Storage & Peripherals - 10.2%
Apple	12,000	6,440,880
SanDisk Corporation	55,000	4,465,450
Western Digital	105,000	9,641,100

		20,547,430

Total		35,660,130

Materials – 18.9%
Chemicals - 3.9%
Mosaic Company (The)	90,000	4,500,000
Rockwood Holdings	10,000	744,000
Westlake Chemical	40,000	2,647,200

		7,891,200

Metals & Mining - 13.9%
Alamos Gold	160,000	1,445,862
Endeavour Mining [1]	100,000	71,461
Franco-Nevada Corporation	50,000	2,293,000
Fresnillo	200,000	2,815,792
Globe Specialty Metals	200,000	4,164,000
Major Drilling Group International	250,000	1,935,776
Pan American Silver	180,000	2,316,600
Pretium Resources [1]	200,000	1,161,465
Randgold Resources ADR	50,000	3,750,000
Reliance Steel & Aluminum	60,000	4,239,600
Schnitzer Steel Industries Cl. A	75,000	2,163,750
Seabridge Gold [1]	200,000	1,416,000

		27,773,306

Paper & Forest Products - 1.1%
Stella-Jones	80,000	2,222,343

Total		37,886,849

TOTAL COMMON STOCKS
(Cost $144,544,746)		195,958,800

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $3,970,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/15, valued at
$4,052,025)
(Cost $3,970,000)		3,970,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $8,351,066)		8,351,066

TOTAL INVESTMENTS – 103.9%
(Cost $156,865,812)		208,279,866
LIABILITIES LESS CASH
AND OTHER ASSETS – (3.9)%		(7,780,696)

NET ASSETS – 100.0%		$200,499,170

1  Non-income producing.
2  All or a portion of these securities were on loan at March 31, 2014. Total market value of loaned securities at March 31, 2014, was $8,459,939.

TAX INFORMATION:  The cost of total investments for Federal income tax purposes was $156,865,812. At March 31, 2014, net unrealized appreciation for all securities was $51,414,054, consisting of aggregate gross unrealized appreciation of $59,714,373 and aggregate gross unrealized depreciation of $8,300,319.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$176,611,727	$19,347,073	$–	$195,958,800
Cash Equivalents	8,351,066	3,970,000	–	12,321,066

For the three months ended March 31, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $14,758,027 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 27, 2014

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: May 27, 2014